Inventories (Schedule Of Changes In Allowance For Obsolescence) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Abstract]
Beginning Balance	€ (41,301)	€ (46,939)	€ (32,615)
Charged to cost of sales	(28,122)	(3,248)	(27,236)
Utilization	12,526	14,628	11,818
Foreign currency translation effect	(2,092)	(5,742)	1,094
Ending Balance	€ (58,989)	€ (41,301)	€ (46,939)